Intangible Assets and Goodwill - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025 CAD ($)	Mar. 31, 2026 CAD ($) segment	Mar. 31, 2025 CAD ($) segment	Jan. 01, 2026 CAD ($)	Jan. 01, 2025 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets that are fully depreciated and in use			$ 144,800	$ 133,400
Number of reportable segments | segment			1	2
Goodwill			$ 26,651	$ 43,871
Projected years for cash flow forecast			3 years
Bevo
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest		49.90%
Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 149,041		18,700
Period of impact to revenue and gross margin for operational challenges	2 years
Impairment to goodwill		18,700		0
Excess over carrying value		18,500
Australian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			$ 13,200	0
Intangible assets with indefinite useful life			$ 0			$ 14,338
Excess over carrying value						8,987
Australian Cannabis CGU | Intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life		$ 14,374
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets				0
Intangible assets with indefinite useful life						40,869
Excess over carrying value					$ 7,592	55,110
European Cannabis CGU | Intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life					54,275
European Cannabis CGU | Intangible assets | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input			1.00%
Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Goodwill			$ 26,700	25,200	334,592	341,777
Impairment of intangible assets			$ 0	$ 0
Excess over carrying value					$ 110,331	$ 61,990